Long-Term Debt	3 Months Ended
Mar. 31, 2025
Long-Term Debt [Abstract]
Long-term debt
(17)	Long-term debt

The Group has long-term debt agreements with individuals and as of March 31, 2025, the total outstanding balance was $253,042 (4.6% interest rate at March 31, 2025), which matures in 2030.

The Group has long-term debt agreements with individuals and as of December 31, 2024, the total outstanding balance was $497,615 (4.6% interest rate at December 31, 2024), which matures in 2030.